Related Party Transactions (Details Narrative) - USD ($)				1 Months Ended		3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 11, 2023	Aug. 11, 2023	Aug. 10, 2022	May 31, 2023	Aug. 31, 2022	Sep. 30, 2023	Jun. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	May 09, 2023
Related Party Transaction [Line Items]
Issuance of debt			$ 5,000,000.0	$ 3,000,000.0	$ 5,000,000.0
Interest expense						$ 237,500		$ 104,838	$ 677,500	$ 104,838	$ 292,339
Accrued interest											292,339
Principal amount				$ 8,000,000.0		3,000,000.0			3,000,000.0		5,000,000.0		$ 8,000,000.0
Accrued interest						$ 157,339			157,339		292,339
Gross proceeds	$ 3,999,480
Common Stock [Member]
Related Party Transaction [Line Items]
New shares , issued						88,943	37,369					208,333
Debt [Member]
Related Party Transaction [Line Items]
Principal amount													$ 5,000,000.0
Werth Family Investment Associates LLC [Member]
Related Party Transaction [Line Items]
Issuance of debt			$ 5,000,000		$ 5,000,000.0				3,000,000.0		5,000,000
Office Facilities Space [Member]
Related Party Transaction [Line Items]
Annual rental expense											36,000	$ 36,000
Related Party [Member]
Related Party Transaction [Line Items]
Due to related party on lease											$ 0	0
Rental expense						$ 9,000		$ 9,000	$ 27,000	$ 27,000
IPO [Member] | Laidlaw And Company U K Ltd [Member]
Related Party Transaction [Line Items]
Payments of discounts and commissions												$ 500,000
Private Placement [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
New shares , issued		91,158
Share price		$ 10.97
Gross proceeds		$ 1.0